RISK MANAGEMENT - Schedule of Credit Risk (Details) - Credit risk - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loaned or delivered as collateral | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 12,321	$ 10,958
Loaned or delivered as collateral | Securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	11,523	11,176
Borrowed or received as collateral | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	31,862	13,051
Borrowed or received as collateral | Securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 30,520	$ 13,657